Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies
Schedule of New Standards, Improvements, Amendments and Interpretations, mandatory as of the dates indicated

Next Standard Improvements and Amendments		Mandatory for years beginning in:
Amendments to IAS 7	Cash Flow Statements - Cost method.	January 1, 2026
Amendments to IFRS 1	First-time adoption of International Financial Reporting Standards - Changes in references to hedge accounting.	January 1, 2026
Amendments to IFRS 7 and IFRS 9	Classification and Measurement of Financial Instruments.	January 1, 2026
Amendments to IFRS 10	Consolidated Financial Statements.	January 1, 2026
IFRS 18	Presentation and disclosures in the Financial Statements.	January 1, 2027
IFRS 19	Subsiduaries without Public Accountability: Disclousures.	January 1, 2027
Amendments to IAS 21	Effect of changes in foreign currency exchange rates - Translation to a hyperinflationary presentation currency.	January 1, 2027
Amendments to IFRS 7 - IFRS18 - IAS 1 - IAS 8 - IAS 36 - IAS 37	Changes to illustrative examples and disclosures about uncertainties in the Financial Statements.	January 1, 2027

Schedule of gains (losses) derived from net monetary position

	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Gains (losses) derived from net monetary position	(5,091,774)	4,700,583	(5,668,787)

Schedule of exchange rates of foreign currencies used for financial statements

Chilean Pesos as per unit of foreign currency or adjustable unit		As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
		Ch$	Ch$	Ch$
Foreign currencies
US Dollar	USD	907.13	996.46	877.12
Cumulative monthly average US Dollar	Average USD	951.25	943.74	839.79
Euro	EUR	1,066.58	1,035.28	970.05
Argentine Peso	ARS	0.62	0.97	1.08
Uruguayan Peso	UYU	23.24	22.61	22.48
Canadian Dollar	CAD	662.91	693.82	663.98
Sterling Pound	GBP	1,221.89	1,249.01	1,118.20
Paraguayan Guarani	PYG	0.14	0.13	0.12
Swiss Franc	CHF	1,146.81	1,100.57	1,044.56
Bolivian	BOB	95.49	143.17	126.02
Australian Dollar	AUD	607.87	619.92	599.21
Colombian Peso	COP	0.24	0.23	0.23
Yuan	CNY	129.76	136.24	123.15
Adjustment units
Unidad de fomento (*)	UF	39,727.96	38,416.69	36,789.36
Unidad indexada (**)	UI	147.99	139.09	132.13

(*)	The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month´s inflation rate.
(**)	The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month´s inflation rate.

Schedule of Index used in hyperinflationary economies

Index used in hyperinflationary economies	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023

Argentina Consumer Price Index	10,077.55	7,701.19	3,520.08
Index percentage variation of Argentina Consumer Price Index	30.9%	118.8%	209.1%

Schedule of estimated useful lives

Type of Assets	Number of years
Land	Indefinite
Buildings and Constructions	20 to 60
Machinery and equipment	10 to 25
Furmiture and accesories	5 to 10
Others equipments (coolers)	5 to 8
Glass containers, plastics and containers	3 to 12
Vines in production	30